UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ------------------

Check here if Amendment [ ];                   Amendment Number: __
    This Amendment (Check only one):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Touradji Capital Management, LP
Address:   101 Park Avenue
           48th Floor
           New York, New York 10178
           U.S.A

Form 13F File Number: 28-11655

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Tom Dwan
Title:  Chief Financial Officer
Phone:  (212) 984-8899

Signature, Place, and Date of Signing:


/s/ Tom Dwan                   New York, New York           November 14 , 2006
------------------------       ------------------           ------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $707,131 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11987
Name:  Paul Touradji
       -------------

No. 2
Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.
       -------------------------------------------

No. 3 Form 13F File Number:
Name:  Touradji DeepRock Master Fund, Ltd.
       -----------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                   Form 13F Information Table
---------------------------------------------------------------------------------------------------------------------------------
      Column 1         Column    Column 3    Column 4            Column 5           Column 6   Column 7         Column 8
                          2                                                                                 Voting Authority
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
   Name of Issuer      Title of    CUSIP       Value    Shrs /      SH /   Put/     Investment  Other    Sole    Shared    None
                        Class                (x$1000)   Prn Amt     PRN    Call     Discretion Managers
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
ATP OIL & GAS CORP       COM     00208J108    76,890    2,081,480    SH              DEFINED     1,2           2,081,480
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
ATP OIL & GAS CORP       COM     00208J108    20,266     548,611     SH              DEFINED     1,3            548,611
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
ABRAXAS PETROLEUM        COM     003830106      586      191,500     SH              DEFINED     1,2            191,500
CORPORATION CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
ABRAXAS PETROLEUM        COM     003830106      428      140,000     SH              DEFINED     1,3            140,000
CORPORATION CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
AMERICAN RAILCAR         COM     02916P103    12,969     445,509     SH              DEFINED     1,2            445,509
INDS INC CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
AMERICAN RAILCAR         COM     02916P103     1,055      36,250     SH              DEFINED     1,3             36,250
INDS INC CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
ANADARKO PETROLEUM       COM     032511107    71,296    1,626,646    SH              DEFINED     1,2           1,626,646
CORP CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
ANADARKO PETROLEUM       COM     032511107    15,077     343,981     SH              DEFINED     1,3            343,981
CORP CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
ANADARKO PETROLEUM       COM     032511107    12,272      2,800      SH     CALL     DEFINED     1,2             2,800
CORP CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
BASIC ENERGY             COM     06985P100     1,244      51,000     SH              DEFINED     1,2             51,000
SERVICES INC CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
BASIC ENERGY             COM     06985P100      830       34,000     SH              DEFINED     1,3             34,000
SERVICES INC CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
BOIS D'ARC ENERGY,       COM     09738U103    14,240     930,700     SH              DEFINED     1,2            930,700
INC. CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
CANO PETROLEUM INC       COM     137801106     7,634    1,889,678    SH              DEFINED     1,2           1,889,678
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
CANO PETROLEUM INC       COM     137801106     2,766     684,558     SH              DEFINED     1,3            684,558




CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
CANO PETROLEUM INC      CONV     137801106      703      173,913     SH              DEFINED     1,3            173,913
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
CONOCOPHILLIPS CMN       COM     20825C104      880       14,780     SH              DEFINED     1,2             14,780
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
DELTA PETROLEUM CORP     COM     247907207    89,125    3,957,610    SH              DEFINED     1,2           3,957,610
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
DELTA PETROLEUM CORP     COM     247907207    21,891     972,078     SH              DEFINED     1,3            972,078
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
DEVON ENERGY             COM     25179M103     7,563     119,760     SH              DEFINED     1,2            119,760
CORPORATION (NEW) CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
DEVON ENERGY             COM     25179M103     3,463      54,840     SH              DEFINED     1,3             54,840
CORPORATION (NEW) CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
DIAMOND OFFSHORE         COM     25271C102    16,283     225,000     SH              DEFINED     1,2            225,000
DRILLING INC CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
DIAMOND OFFSHORE         COM     25271C102     3,619      50,000     SH              DEFINED     1,3             50,000
DRILLING INC CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
ENERGY PARTNERS LTD      COM     29270U105     2,923     118,600     SH              DEFINED     1,2            118,600
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
HELIX ENERGY SOLUTNS     COM     42330P107     6,149     184,109     SH              DEFINED     1,2            184,109
GROUP INC CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
HELIX ENERGY SOLUTNS     COM     42330P107     4,845     145,049     SH              DEFINED     1,3            145,049
GROUP INC CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
HERCULES OFFSHORE        COM     427093109    20,095     647,178     SH              DEFINED     1,2            647,178
INC CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
HERCULES OFFSHORE        COM     427093109     6,839     220,252     SH              DEFINED     1,3            220,252
INC CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
HORIZON OFFSHORE INC     COM     44043J204     8,173     477,948     SH              DEFINED     1,2            477,948
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
HORIZON OFFSHORE INC     COM     44043J204     4,516     264,098     SH              DEFINED     1,3            264,098
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------




---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
KODIAK OIL & GAS         COM     50015Q100    12,760    3,656,148    SH              DEFINED     1,2           3,656,148
CORP CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
KODIAK OIL & GAS         COM     50015Q100     2,848     816,052     SH              DEFINED     1,3            816,052
CORP CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
MARATHON OIL             COM     565849106    10,959     142,511     SH              DEFINED     1,2            142,511
CORPORATION CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
MARATHON OIL             COM     565849106     7,306      95,006     SH              DEFINED     1,3             95,006
CORPORATION CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
NATCO GROUP INC CMN      COM     63227W203      40        1,400      SH              DEFINED     1,3             1,400
CLASS A
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
NATIONAL OILWELL         COM     637071101     7,671     131,015     SH              DEFINED     1,2            131,015
VARCO INC COMMON
STOCK
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
NATIONAL OILWELL         COM     637071101     9,391     160,385     SH              DEFINED     1,3            160,385
VARCO INC COMMON
STOCK
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
NEXEN INC CMN            COM     65334H102    52,741     986,548     SH              DEFINED     1,2            986,548
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
NEXEN INC CMN            COM     65334H102     7,447     139,307     SH              DEFINED     1,3            139,307
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
OYO GEOSPACE             COM     671074102     3,872      68,233     SH              DEFINED     1,2             68,233
CORPORATION COMMON
STOCK
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
OYO GEOSPACE             COM     671074102     1,909      33,640     SH              DEFINED     1,3             33,640
CORPORATION COMMON
STOCK
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
OIL SERVICE HOLDRS       ETF     678002106     1,036      7,978      SH              DEFINED     1,3             7,978
TRUST CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
PETRO RES CORP CMN       COM     71646K106     3,783    1,185,937    SH              DEFINED     1,2           1,185,937
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
PETRO RES CORP CMN       COM     71646K106     1,259     394,763     SH              DEFINED     1,3            394,763
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
SCHLUMBERGER LTD CMN     COM     806857108     5,644      90,995     SH              DEFINED     1,2             90,995
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
SCHLUMBERGER LTD CMN     COM     806857108     1,103      17,787     SH              DEFINED     1,3             17,787
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
STONE ENERGY CORP CMN    COM     861642106    22,598     558,252     SH              DEFINED     1,2            558,252
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
STONE ENERGY CORP CMN    COM     861642106     4,351     107,478     SH              DEFINED     1,3            107,478
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------




---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
STORM CAT ENERGY         COM     862168101     6,684    4,026,460    SH              DEFINED     1,2           4,026,460
CORP. CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
STORM CAT ENERGY         COM     862168101     1,476     889,322     SH              DEFINED     1,3            889,322
CORP. CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
TALISMAN ENERGY INC.     COM     87425E103    15,666     956,397     SH              DEFINED     1,2            956,397
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
TALISMAN ENERGY INC.     COM     87425E103      46        2,780      SH              DEFINED     1,3             2,780
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
TRINITY INDUSTRIES       COM     896522109      161       5,000      SH              DEFINED     1,2             5,000
INC (DEL) CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
VALERO ENERGY            COM     91913Y100     7,206     140,000     SH              DEFINED     1,2            140,000
CORPORATION CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
VALERO ENERGY            COM     91913Y100     1,801      35,000     SH              DEFINED     1,3             35,000
CORPORATION CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
W-H ENERGY SERVICES,     COM     92925E108     2,061      49,700     SH              DEFINED     1,2             49,700
INC. CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
W-H ENERGY SERVICES,     COM     92925E108     1,373      33,100     SH              DEFINED     1,3             33,100
INC. CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
WAL MART STORES INC      COM     931142103     9,864      2,000      SH      PUT     DEFINED     1,2             2,000
CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
WESTSIDE ENERGY          COM     96149R100     1,179     477,304     SH              DEFINED     1,2            477,304
CORPORATION CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
WESTSIDE ENERGY          COM     96149R100      461      186,525     SH              DEFINED     1,3            186,525
CORPORATION CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
NABORS INDUSTRIES,       COM     G6359F103     1,488       500       SH      PUT     DEFINED     1,2              500
LTD. CMN
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
TRANSOCEAN INC. CMN      COM     G90078109    57,173     780,738     SH              DEFINED     1,2            780,738
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
TRANSOCEAN INC. CMN      COM     G90078109     1,831      25,000     SH              DEFINED     1,3             25,000
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------
TRANSOCEAN INC. CMN      COM     G90078109     7,323      1,000      SH     CALL     DEFINED     1,2             1,000
---------------------- -------- ------------ ---------- ----------- ------ -------- ---------- --------- ----- ----------- ------


REPORT SUMMARY       63 DATA RECORDS        $ 707,131                  3 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED